Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Related party transactions

24. Related party transactions

Related party transactions during the year ended December 31, 2025, include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2025, totaled $126 (December 31, 2024 – $136). The debentures bear annual coupon interest of 8.0% (December 31, 2024 – 8.0%) with interest expense for the year ended December 31, 2025, totaling $10 (December 31, 2024 – $14). The related parties involved in such transactions include Company shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund the Company's corporate and operational activities.

Key management personnel

Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly. KMP consist of directors and executive officers of the Company.

During the year ended December 31, 2025, KMP were granted 550,000 stock options with a fair value of $742 at the grant date (December 31, 2024 – 110,000 stock options with a fair value of $179 at the grant date).

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2025	December 31, 2024
Salary and short – term benefits	2,720	1,387
Stock-based compensation	759	874
	3,479	2,261